Earnings per Share and Stock-Based Compensation (Tables)	6 Months Ended
Apr. 30, 2013
Schedule of Performance Based Options and Performance Based Restricted Stock Units

Activity related to performance based options and performance based restricted stock units for the first half ended April 30, 2013 is as follows:

	Performance Options	Performance Restricted Stock Units
Non-vested, October 31, 2012	856,000	7,929,375
Granted	—	5,750,000
Vested	—	—
Canceled	(112,000)	(2,097,343)

Non-vested, April 30, 2013	744,000	11,582,032

Schedule of Changes in Non-Vested Shares Under Option, Excluding Performance Based Options

Changes in non-vested shares under option, excluding performance based options, for the first half ended April 30, 2013 are as follows:

	Shares	Weighted- Average Grant Date Fair Value
Non-vested, October 31, 2012	4,422,172	$1.92
Granted	150,000	4.61
Vested	(1,613,676)	2.55
Canceled	(210,001)	1.77

Non-vested, April 30, 2013	2,748,495	$1.82

Changes in Restricted Stock

Changes in restricted stock for the first half ended April 30, 2013 are as follows:

Shares
Outstanding, October 31, 2012	801,667
Granted	90,000
Vested	(680,000)
Forfeited	(26,667)

Outstanding, April 30, 2013	185,000